Note 28 - Asset Retirement Obligation (ARO) (Details) (Future Site Remediation Costs [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Future Site Remediation Costs [Member]
Note 28 - Asset Retirement Obligation (ARO) (Details) [Line Items]
Letters of Credit Outstanding, Amount	$ 14.8	$ 15.4